Leases - Changes in lease liabilities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Leases under IFRS 16
Balance, beginning of year	₽ 241,997	₽ 290,618
New leases	31,642
Modification of leases	13,618	10,754
Interest on lease liabilities	20,466	26,334		₽ 32,941
Payment of interest on lease liabilities	(20,466)	(26,334)
Payment of lease liabilities	(90,166)	(59,737)		(61,376)
Translation difference	(46)	362
Balance, end of year	197,045	241,997		₽ 290,618
Current portion	100,864	77,752	[1]
Non-current portion	₽ 96,181	₽ 164,245	[1]

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).